Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share
23	Earnings Per Share

Basic EPS is calculated by dividing the profit/(loss) for the period / year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period / year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

(Figures in USD)	June 30, 2022	December 31, 2021

Profit attributable to ordinary equity holders of the parent	3,894,041	25,690,565
Weighted average number of ordinary shares	88,035,321	88,035,321

As part of the business combination warrants and ordinary shares subjected to escrow has been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e. they are not in the money.

The number of contingently issuable shares (21,552,500 escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the Escrow Period. No ordinary shares would have been issuable on 30 June 2022 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for 30 June 2022 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

28	Earnings Per Share

Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

Profit attributable to ordinary equity holders of the parent	27,229,285	25,690,565
Weighted average number of ordinary shares	88,035,321	88,035,321

As part of the business combination warrants and ordinary shares subjected to escrow have been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e. they are not in the money.

The number of contingently issuable shares (21,552,000 escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the Escrow Period. No ordinary shares would have been issuable on 31 December 2022 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for 31 December 2022 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

28	Earnings Per Share

Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

(Figures in USD)	2021	2020
		(Re-stated)
Profit attributable to ordinary equity holders of the parent	25,690,565	2,518,668
Weighted average number of ordinary shares	88,035,321	88,035,321

As part of the business combination warrants and ordinary shares subjected to escrow have been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e. they are not in the money.

The number of contingently issuable shares (21,552,000 escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the Escrow Period. No ordinary shares would have been issuable on 31 December 2020 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for 31 December 2020 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

29	Earnings Per Share

Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

Profit / (Loss) attributable to ordinary equity holders of the parent	2,518,668	(104,689,000)
Weighted average number of ordinary shares	88,035,321	80,264,186

As part of the business combination (Note 31) warrants and ordinary shares subjected to escrow has been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e. they are not in the money.

The number of contingently issuable shares (escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the contingency period. No ordinary shares would have been issuable on 31 December 2020 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for 31 December 2020 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

On 14 May 2020, holders of 100 warrants (2019: Nil) have exercised their rights through cash exercise and converted the warrants into ordinary shares.

28	Earnings Per Share

Basic EPS is calculated by dividing the profit/(loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted EPS is calculated by dividing the profit attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

(Loss) / profit attributable to ordinary equity holders of the parent	(104,689,000)	(13,670,708)
Weighted average number of ordinary shares	80,264,186	80,000,000

As part of the business combination (Note 30) warrants and ordinary shares subjected to escrow has been issued. In the calculation of diluted earnings per shares, the warrants have been excluded as the average market price of ordinary shares during the period exceeded the exercise price of the warrants i.e. they are not in the money.

The number of contingently issuable shares (escrow shares) to be included in the diluted earnings per shares calculation is based on the number of shares that would be issuable if the end of the period were the end of the contingency period. No ordinary shares would have been issuable on December 31, 2019 as the conditions attached to the escrow shares have not been met at reporting date. As a result, the escrow shares have been excluded from the calculation of diluted earnings per share for December 31, 2019 and the weighted average number of ordinary shares for basic earnings per share and diluted earnings per shares are the same.

On 14 May 2020, holders of 100 warrants have exercised their rights through cash exercise and converted the warrants into ordinary shares.